CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

PRIVATE INVESTMENTS - 93.6%	Acquisition Date	Shares	Cost	Value
CO-INVESTMENTS - 31.9%
AEROSPACE AND DEFENSE - 3.9%
AE Co-Investment Partners Fund III-R, LP (a)(b)(c)(d)	12/19/2024	–	$2,007,790	$ 2,004,954
Caffeinated Capital Onebrief SPV, LLC (a)(b)(c)(d)	11/29/2024	–	2,000,000	1,997,410
Caffeinated Capital Saronic SPV, LLC (a)(b)(c)(d)	6/18/2024	–	1,000,000	2,608,431
Caffeinated Capital Varda SPV II, LLC (a)(b)(c)(d)	9/6/2024	–	2,000,000	1,997,173
Snowpoint Growth I.VI, LLC (a)(b)(c)(d)	11/26/2024	–	3,043,500	3,012,217
Tamarack Global Impulse Space II, LP - Class A Shares (a)(b)(c)(d)	8/22/2024	–	1,500,000	1,485,000
			11,551,290	13,105,185
CONSUMER DISCRETIONARY - 3.4%
Arctos Florida Coinvestment Holdings Feeder LP (a)(b)(c)(d)	6/5/2025	–	4,660,536	4,660,536
ASP II AMR Co-Invest, LP (a)(b)(c)(d)(e)	6/3/2024	–	3,574,312	3,524,414
ASP II Project Striker Co-Invest, LP (a)(b)(c)(d)	12/6/2024	–	3,336,934	3,263,425
			11,571,782	11,448,375
CONSUMER STAPLES - 1.5%
Velocity Made Food, LP (a)(b)(c)(d)	6/12/2025	–	5,000,000	5,000,000

ENERGY - 3.2%
Cogentrix Co-Investment Fund-D, LP (a)(b)(c)(d)	1/31/2025	–	1,000,000	999,894
Equitime SES Investor, LLC (a)(c)(d)(f)	6/3/2025	–	1,800,000	1,800,000
Firebird Co-Investment Fund-D, LP (a)(b)(c)(d)	11/15/2024	–	308,400	370,161
HEQ II Co-Investment Fund-D, LP (a)(b)(c)(d)	11/15/2024	–	388,268	524,099
Hercules CV, LP (a)(b)(c)(d)(e)	5/15/2024	–	3,556,065	5,300,122
QB Energy Co-Investment Fund-D, LP (a)(b)(c)(d)	11/15/2024	–	479,364	479,162
Quantum Energy Partners VIII-D Co-Investment Fund, LP (a)(b)(c)(d)	9/11/2024	–	998,493	1,184,313
			8,530,590	10,657,751
FINANCIALS - 7.5%
APH Extended Value Fund H, LP (a)(b)(c)(d)	1/30/2025	–	4,975,603	5,512,145
Arctos Keystone Atlas Co-Invest A, LP (a)(b)(c)(d)	2/3/2025	–	5,575,399	6,344,669
Endurance Parallel Offshore LP (a)(b)(c)(d)	8/21/2024	–	5,147,076	5,547,199
JCF V Co-Invest E LP (a)(b)(c)(d)	6/23/2025	–	2,020,000	2,020,000
JCF V Co-Invest River LP (a)(b)(c)(d)	6/2/2025	–	5,224,886	5,260,012
			22,942,964	24,684,025

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INVESTMENTS - 93.6% (Continued)	Acquisition Date	Shares	Cost	Value
CO-INVESTMENTS - 31.9% (Continued)
HEALTHCARE - 3.7%
ClareMedica Parent Holdings, LP - Class A Units (c)(d)(f)	4/15/2025	40,000	$4,000,000	$ 4,000,000
ClareMedica Parent Holdings, LP - Class C-1 Units (c)(d)(f)	4/15/2025	28,564	–	–
HS Investments VI C, LP (a)(c)(d)(f)	4/16/2025	–	5,045,113	5,045,113
RCP MQ Co-Investment Fund, LP (a)(b)(c)(d)	12/26/2024	–	2,515,253	3,277,845
			11,560,366	12,322,958
INFORMATION TECHNOLOGY - 7.3%
Caffeinated Capital Aven SPV III, LLC (a)(b)(c)(d)	4/30/2024	–	2,179,450	2,173,641
Caffeinated Capital Playground SPV, LLC (a)(b)(c)(d)	5/7/2024	–	250,000	247,394
GPS V, LP (a)(c)(d)(f)	4/25/2025	–	5,027,273	5,027,273
GrowthCurve Capital Destination Co-Invest LP (a)(b)(c)(d)	6/28/2024	–	1,014,468	1,003,629
Insight Hideaway Aggregator, LP (a)(b)(c)(d)	10/21/2024	–	2,400,000	3,230,078
M13 SO X LLC (a)(b)(c)(d)	7/19/2024	–	1,615,000	1,585,847
Overmatch Armada SPV B, LLC, Class A Units (b)(c)(d)	5/6/2025	4,000,000	4,040,000	4,000,000
Snowpoint Growth 2.2, LLC (a)(b)(c)(d)	11/26/2024	–	1,520,192	1,504,412
Snowpoint Growth 2.3, LLC (a)(b)(c)(d)	3/17/2025	–	1,000,000	1,000,000
TI VI Project Armstrong Co-Invest, LP (a)(b)(c)(d)	4/4/2025	–	4,461,979	4,451,035
			23,508,362	24,223,309
UTILITIES - 1.4%
26N Jupiter Co-Investment Partners LP (a)(b)(c)(d)	10/31/2024	–	3,000,000	2,982,631
Stonepeak Cologix Holdings LP (a)(b)(c)(d)	9/5/2024	–	1,625,159	1,785,675
			4,625,159	4,768,306
TOTAL CO-INVESTMENTS			99,290,513	106,209,909

DIRECT INVESTMENTS - 5.2%
CONSUMER DISCRETIONARY - 1.9%
Wonder Group Inc., Series C Preferred Stock (c)(d)(f)	5/2/2025	812,601	6,499,996	6,499,996

FINANCIALS - 1.2%
Pershing Square Holdco, LP (a)(c)(e)(f)	5/15/2024	–	4,000,000	4,000,000

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INVESTMENTS - 93.6% (Continued)	Acquisition Date	Shares	Cost	Value
DIRECT INVESTMENTS - 5.2% (Continued)
HEALTHCARE - 0.3%
Earli, Inc., Series A-1 Preferred Stock (c)(d)(f)	10/4/2024	1,194,457	$999,999	$ 999,999

INDUSTRIALS - 1.6%
Biofire Group Inc., SAFE (a)(c)(d)(f)	12/13/2024	–	56,825	56,825
Biofire Group Inc., Series A Preferred Stock (c)(d)(f)	7/11/2024	234,345	249,999	249,999
Gridpoint, Inc. Series A Convertible Preferred Stock (c)(d)(f)	5/29/2025	82,500	1,402,500	1,402,500
Gridpoint, Inc. Series B Convertible Preferred Stock (c)(d)(f)	5/29/2025	82,500	1,402,500	1,402,500
Gridpoint, Inc. Series C1 Convertible Preferred Stock (c)(d)(f)	5/29/2025	105,233	2,195,003	2,195,003
			5,306,827	5,306,827
INFORMATION TECHNOLOGY - 0.2%
ICON Technology, Inc., Common Stock (c)(d)(f)	5/30/2024	54,372	890,699	406,000

TOTAL DIRECT INVESTMENTS			17,697,521	17,212,822

PRIMARY FUND INVESTMENTS - 20.6%
AEROSPACE AND DEFENSE - 0.3%
AE Industrial Partners Aerospace Leasing Fund II-A, LP (a)(b)(c)(d)	6/20/2025	–	1,137,208	1,137,208

CONSUMER DISCRETIONARY - 1.4%
Arctos American Football Fund Feeder, LP (a)(b)(c)(d)	6/6/2025	–	4,805,068	4,805,068

DIVERSIFIED - 9.9%
26N Private Equity Partners I LP (a)(b)(c)(d)	3/25/2025	–	424,832	275,245
Audax Senior Loan Fund I, LP (a)(b)(c)(d)	1/1/2025	–	4,863,326	4,968,772
Capstone Dispersion Fund (US) LP (a)(b)(c)(d)	9/1/2024	–	3,536,477	3,692,433
DSC Meridian Credit Opportunities Offshore Fund LTD, Founders Class (a)(b)(c)(d)	6/3/2025	–	5,000,000	5,000,000
GCM Grosvenor Elevate Feeder Fund I, LP (a)(b)(c)(d)	8/2/2024	–	2,855,868	2,085,905
H.I.G. Capital Partners VII-B, LP (a)(b)(c)(d)	3/31/2025	–	75,000	64,525
Palmer Square Income Plus Fund LLC - Class A Shares (a)(b)(c)(d)	3/15/2024	–	5,000,000	5,263,420

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INVESTMENTS - 93.6% (Continued)	Acquisition Date	Shares	Cost	Value
PRIMARY FUND INVESTMENTS - 20.6% (Continued)
DIVERSIFIED - 9.9% (Continued)
Park Square Capital Credit Investments SCSp, SICAV-RAIF – Credit Partners Evergreen (a)(b)(c)(d)	1/29/2025	–	$5,000,000	$ 5,079,005
Platinum Credit Opportunities Fund, LP (a)(b)(c)(d)	10/25/2024	–	1,969,770	2,268,643
Saba Capital Carry Neutral Tail Hedge Partners, LP (a)(b)(c)(d)	7/1/2024	–	3,500,000	3,459,380
TowerBrook Structured Opportunities Fund III (892), LP (a)(b)(c)(d)	1/10/2025	–	188,940	319,406
Trivest Growth Investment Fund III-A, LP (a)(b)(c)(d)	4/17/2025	–	216,804	210,749
			32,631,017	32,687,483
ENERGY - 3.8%
EnCap Energy Capital Fund XII-B, LP (a)(b)(c)(d)	11/8/2024	–	3,155,650	4,030,345
Five Point Water Management and Sustainable Infrastructure Fund IV LP (a)(b)(c)(d)	10/3/2024	–	1,009,171	1,729,225
Quantum Parallel Partners VIII-D, LP (a)(b)(c)(d)	9/11/2024	–	6,519,130	7,023,956
			10,683,951	12,783,526
FINANCIALS - 0.1%
Petershill PES II Offshore SCSp (a)(b)(c)(d)	5/30/2025	–	284,168	284,168

HOTELS, RESTAURANTS & LEISURE - 0.7%
F&S I Blocker Member LLC (a)(b)(c)(d)	11/1/2024	–	2,943,750	2,364,019

INFORMATION TECHNOLOGY - 4.4%
General Catalyst Group XII, LP (a)(b)(c)(d)	10/17/2024	–	3,015,944	3,159,646
H. Barton Venture Select V, LLC (a)(b)(c)(d)	4/18/2024	–	930,000	928,692
M13 Ventures IV, LP (a)(b)(c)(d)	11/25/2024	–	1,800,000	1,537,729
Tacora Capital II, LP (a)(b)(c)(d)	3/12/2025	–	1,869,765	1,859,560
Tamarack Global Opportunities II, LP (a)(b)(c)(d)	8/1/2024	–	3,625,000	3,892,426
Vista Equity Partners Fund VIII-A, LP (a)(b)(c)(d)	7/31/2024	–	2,753,911	3,121,372
			13,994,620	14,499,425
TOTAL PRIMARY FUND INVESTMENTS			66,479,782	68,560,897

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INVESTMENTS - 93.6% (Continued)	Acquisition Date	Shares	Cost	Value
SECONDARY FUND INVESTMENTS - 35.9%
CONSUMER DISCRETIONARY - 3.0%
Arctos Sports Partners Fund I, LP (a)(b)(c)(d)(e)	7/1/2024	–	$8,761,799	$ 10,153,894

DIVERSIFIED - 6.2%
Dawson Rated Fund 6-R1 Holdings LP (a)(b)(c)(d)(e)	9/30/2024	–	4,001,986	4,834,835
Gordon Holdings (Offshore) I LP (a)(b)(c)(d)	3/26/2024	–	11,431,731	15,814,865
			15,433,717	20,649,700
FINANCIALS - 25.8%
Blackstone Strategic Capital Holdings (Cayman) LP (a)(c)(d)(f)	6/30/2025	–	8,474,860	8,474,860
Blackstone Strategic Capital Holdings LP (a)(b)(c)(d)(e)	12/30/2024	–	14,552,106	18,402,480
Blue Owl GP Stakes Atlas Fund I Offshore Investors LP (a)(b)(c)(d)	8/6/2024	–	21,919,918	26,048,393
Blue Owl GP Stakes II Pension Investors LP (a)(b)(c)(d)	4/1/2024	–	2,149,869	2,702,753
Blue Owl GP Stakes IV Offshore Investors, LP (a)(c)(d)(f)	4/1/2025	–	3,686,915	3,686,915
Blue Owl GP Stakes IV US Investors, LP (a)(b)(c)(d)(e)	9/30/2024	–	8,628,652	12,622,946
Blue Owl GP Stakes Offshore Investors LP (a)(b)(c)(d)	4/1/2024	–	5,503,015	7,406,807
Blue Owl GP Stakes US Investors LP (a)(b)(c)(d)(e)	1/1/2025	–	954,244	1,302,596
Petershill Private Equity Seeding Offshore SCSp (a)(b)(c)(d)	7/2/2024	–	4,437,725	5,547,097
			70,307,304	86,194,847
INFORMATION TECHNOLOGY - 0.9%
NEA Secondary Opportunity Fund, LP (a)(b)(c)(d)	7/17/2024	–	2,142,723	3,028,074

TOTAL SECONDARY FUND INVESTMENTS			96,645,543	120,026,515

TOTAL PRIVATE INVESTMENTS			$280,113,359	$ 312,010,143

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET SECURITIES - 7.5%	Shares	Cost	Value
Federated Treasury Obligations Fund - Institutional Shares, 4.15% (e)(g)	25,070,728	$ 25,070,728	$ 25,070,728

TOTAL INVESTMENTS AT VALUE - 101.1%		$305,184,087	$ 337,080,871

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1%)			(3,734,251)

NET ASSETS - 100.0%			$ 333,346,620

(a)	Investment does not issue shares.
(b)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(c)	Restricted investments as to resale. The total of these restricted securities represents 93.6% of Net Assets. The total value of these securities is $312,010,143.
(d)	Non-income producing security.
(e)	All or a portion of the security is held through a wholly-owned consolidated Subsidiary, CAZ SOF Opportunistic Blocker LLC.
(f)	Level 3 securities fair valued using significant unobservable inputs. The total of these Level 3 securities represents 13.6% of Net Assets. The total value of these securities is $45,246,983.
(g)	The rate shown is the 7-day effective yield as of June 30, 2025.

LLC	-	Limited Liability Company
LP	-	Limited Partnerships
SAFE	-	Simple Agreement for Future Equity